OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES
Summary of other payables

	December 31,
	2022	2021
Employees and payroll accruals	4,562	4,223
Accrued expenses	2,090	2,127
Liability for underwriter – see Note 18	1,131	1,021
VAT to customers and suppliers	399	572
Government authorities	640	542
Other	416	435

	9,238	8,920